Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Variable Interest Entity [Line Items]
Total assets	¥ 405,940,211	¥ 397,820,570	¥ 382,177,876
Total liabilities	386,690,473	379,303,483
Non-consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	466,923,252	358,377,993
Maximum exposure	34,767,905	34,044,419
Total assets	25,468,114	25,614,912
Trading account assets	2,752,320	2,373,626
Investment securities	3,982,836	5,101,857
Loans	18,204,747	17,346,410
All other assets	528,211	793,019
Total liabilities	260,181	289,627
All other liabilities	260,181	289,627
Non-consolidated VIEs | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	31,849,272	39,009,182
Maximum exposure	9,236,883	9,223,412
Total assets	7,249,130	7,284,351
Trading account assets	27,429	13,184
Investment securities	2,221,035	2,147,351
Loans	5,000,666	5,123,816
All other assets	0	0
Total liabilities	1,118	3,860
All other liabilities	1,118	3,860
Non-consolidated VIEs | Investment funds
Variable Interest Entity [Line Items]
Total assets	219,612,579	140,717,674
Maximum exposure	7,752,891	7,385,746
Total assets	4,707,766	4,757,037
Trading account assets	189,956	321,000
Investment securities	184,096	300,803
Loans	4,099,421	3,719,748
All other assets	234,293	415,486
Total liabilities	11,684	16,172
All other liabilities	11,684	16,172
Non-consolidated VIEs | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	78,811,641	72,102,436
Maximum exposure	8,945,829	7,696,582
Total assets	6,134,534	5,334,476
Trading account assets	111,542	93,808
Investment securities	78,102	61,114
Loans	5,926,307	5,134,236
All other assets	18,583	45,318
Total liabilities	235,770	251,944
All other liabilities	235,770	251,944
Non-consolidated VIEs | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	8,162,093	10,205,539
Maximum exposure	4,431,963	5,144,654
Total assets	4,282,437	5,004,762
Trading account assets	2,120,466	1,683,889
Investment securities	1,439,837	2,592,589
Loans	559,491	497,156
All other assets	162,643	231,128
Total liabilities	0	0
All other liabilities	0	0
Non-consolidated VIEs | Other
Variable Interest Entity [Line Items]
Total assets	128,487,667	96,343,162
Maximum exposure	4,400,339	4,594,025
Total assets	3,094,247	3,234,286
Trading account assets	302,927	261,745
Investment securities	59,766	0
Loans	2,618,862	2,871,454
All other assets	112,692	101,087
Total liabilities	11,609	17,651
All other liabilities	¥ 11,609	¥ 17,651